Long-Term Loans, Net Of Current Maturities (Summary Of Long- Term Loans, Net Of Current Maturities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Debt Instrument [Line Items]
Long-term debt, total	$ 400,270		$ 301,558
Less: current maturities	98,015		9,519
Long-term debt noncurrent	302,255		292,039
U.S. Dollars [Member]
Debt Instrument [Line Items]
Interest percentage	0.38
U.S. Dollars [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest percentage	0.27
GBP [Member]
Debt Instrument [Line Items]
Interest percentage	1.08
Long-Term Bank Loans [Member] | U.S. Dollars [Member]
Debt Instrument [Line Items]
Long-term bank loans	369,564	[1]	276,702	[1]
Interest percentage	Libor + 1.25-3.20%	[1]
Long-Term Bank Loans [Member] | U.S. Dollars [Member] | Minimum [Member]
Debt Instrument [Line Items]
Years of maturity	2
Long-Term Bank Loans [Member] | U.S. Dollars [Member] | Maximum [Member]
Debt Instrument [Line Items]
Years of maturity	3
Long-Term Bank Loans [Member] | Other [Member]
Debt Instrument [Line Items]
Long-term bank loans	30,144		20,694
Interest percentage	Libor + 1.65-4%
Long-Term Bank Loans [Member] | Other [Member] | Minimum [Member]
Debt Instrument [Line Items]
Years of maturity	1
Long-Term Bank Loans [Member] | Other [Member] | Maximum [Member]
Debt Instrument [Line Items]
Years of maturity	3
Other Long-Term Loans [Member] | Other [Member]
Debt Instrument [Line Items]
Other long-term loans	562		1,289
Interest percentage	Libor + 1.7-4%
Other Long-Term Loans [Member] | Other [Member] | Minimum [Member]
Debt Instrument [Line Items]
Years of maturity	1
Other Long-Term Loans [Member] | Other [Member] | Maximum [Member]
Debt Instrument [Line Items]
Years of maturity	3
Other Long-Term Loans [Member] | NIS [Member]
Debt Instrument [Line Items]
Other long-term loans			$ 2,873
Interest percentage	Prime + 1.5%
Years of maturity	3

[1]	For covenants see Note 20(F).